Overseas SMA Completion Portfolio
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.5%
Issuer	Shares	Value ($)
Australia 6.1%
Northern Star Resources Ltd.	28,450	511,539
Santos Ltd.	42,975	181,382
Total		692,921
Canada 1.7%
Finning International, Inc.	3,721	199,171
France 1.5%
Eiffage SA	1,237	170,926
Germany 3.0%
Duerr AG	4,658	105,303
KION Group AG	3,190	239,085
Total		344,388
Greece 4.5%
Piraeus Financial Holdings SA(a)	62,864	516,052
Hong Kong 2.5%
BOC Hong Kong Holdings Ltd.	8,000	38,623
Sun Hung Kai Properties Ltd.	8,500	107,953
WH Group Ltd.	131,500	137,711
Total		284,287
Ireland 2.8%
Bank of Ireland Group PLC	17,499	324,113
Italy 7.8%
BPER Banca SPA	44,185	532,462
Buzzi SpA	2,248	138,657
PRADA SpA	36,200	214,943
Total		886,062
Japan 40.1%
Dai-ichi Life Holdings, Inc.	35,300	275,406
Daiwabo Holdings Co., Ltd.	14,200	276,655
Iyogin Holdings, Inc.	12,700	208,969
Kinden Corp.	5,600	232,562
Macnica Holdings, Inc.	14,400	214,068
MatsukiyoCocokara & Co.	17,200	318,223
Mebuki Financial Group, Inc.	65,100	425,362
Medipal Holdings Corp.	11,900	207,688
Nippon Television Holdings, Inc.	11,700	299,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Sankyo Co., Ltd.	24,700	427,445
Sanwa Holdings Corp.	5,100	131,527
Shimamura Co., Ltd.	5,000	358,349
Ship Healthcare Holdings, Inc.	6,600	109,517
Sundrug Co., Ltd.	3,600	99,815
Tokyo Tatemono Co., Ltd.	15,100	333,764
TOPPAN Holdings, Inc.	11,400	368,047
Toyota Tsusho Corp.	5,300	171,787
TV Asahi Holdings Corp.	4,900	105,304
Total		4,564,187
Jersey 1.5%
Yellow Cake PLC(a)	24,414	169,278
Netherlands 4.1%
ASR Nederland NV	6,881	464,592
Norway 2.6%
Leroy Seafood Group ASA	62,700	291,331
Poland 2.4%
Powszechna Kasa Oszczednosci Bank Polski SA	12,792	271,233
Singapore 2.5%
Venture Corp., Ltd.	25,100	289,730
South Korea 1.6%
Youngone Corp.	3,004	178,730
Spain 0.6%
Endesa SA	2,043	74,105
United Arab Emirates 3.9%
Emaar Properties PJSC	122,131	442,497
United Kingdom 6.3%
Centrica PLC	104,972	238,414
JD Sports Fashion PLC	170,147	174,250
TP Icap Group PLC	89,676	302,314
Total		714,978
Total Common Stocks (Cost $8,603,400)		10,878,581

Overseas SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Overseas SMA Completion Portfolio, November 30, 2025 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	497,249	497,100
Total Money Market Funds (Cost $497,062)		497,100
Total Investments in Securities (Cost $9,100,462)		11,375,681
Other Assets & Liabilities, Net		19,994
Net Assets		$11,395,675
At November 30, 2025, securities and/or cash totaling $12,725 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index E-mini	3	12/2025	USD	422,835	11,518	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	30,001	2,382,714	(1,915,653)	38	497,100	59	3,750	497,249
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Overseas SMA Completion Portfolio  | 2025

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1QT307_08_T01_(01/26)